Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.0%
		Australia—1.5%
184,941		Orica Ltd.	$ 3,220,448
634,084		South32 Ltd.	2,089,718
860,784		Steadfast Group Ltd.	2,694,766
		TOTAL	8,004,932
		Austria—1.3%
28,005		BAWAG Group AG	4,371,490
31,705		Vienna Insurance Group	2,469,736
		TOTAL	6,841,226
		Belgium—1.2%
10,568		D’ieteren Group	2,285,362
9,686		Financiere de Tubize SA	2,608,300
28,000		Syensqo Sa	1,603,087
		TOTAL	6,496,749
		Brazil—0.7%
142,669		Patria Investments Ltd.	1,871,817
253,634		Totvs SA	1,872,137
		TOTAL	3,743,954
		Canada—11.0%
153,000		Alamos Gold, Inc.	8,292,431
33,818	[1]	Aritzia, Inc.	2,994,419
57,000		Cameco Corp.	6,743,638
232,498	[1]	Capstone Copper Corp	2,405,005
47,557		CCL Industries, Inc., Class B	3,307,949
30,647		Dollarama, Inc.	4,511,954
61,057		Gildan Activewear, Inc.	4,161,482
340,000		Lundin Mining Corp.	10,832,741
63,409		Teck Resources Ltd., Class B	3,723,980
96,170		The North West Company Fund	3,946,774
119,419		TMX Group, Inc.	4,028,055
211,362		Whitecap Resources, Inc.	2,110,443
		TOTAL	57,058,871
		Denmark—2.1%
46,574		AL Sydbank AS	4,140,892
8,423	[1]	Genmab A/S	2,474,037
124,681		Rockwool A/S	4,105,927
		TOTAL	10,720,856
		Finland—2.2%
58,125	[1]	Amer Sports, Inc.	2,207,587
269,486		Metso Corp.	5,643,296
440,000		Nokia Oyj	3,374,099
		TOTAL	11,224,982
		France—1.6%
7,700	[1]	Abivax SA, ADR	933,856
23,989		Gaztransport Et Technigaz	5,489,712
12,153		Vusion	1,717,971
		TOTAL	8,141,539

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—6.3%
42,273		Continental AG	$ 3,655,133
39,102		CTS Eventim AG	3,173,380
264,202		Deutz AG	3,900,371
42,273		Fielmann Group AG	2,309,210
12,681		Heidelberg Materials AG	2,839,278
28,157	[1]	Innoscripta SE	2,374,952
106,545	[1]	Montana Aerospace AG	4,320,596
29,250		Nemetschek AG	2,343,283
36,058	[1]	Pfisterer Holding SE	3,229,943
40,006		RENK Group AG	2,689,052
78,204		Stabilus SE	1,747,866
		TOTAL	32,583,064
		Greece—0.9%
468,300	[1]	Piraeus Bank SA	4,509,773
		Hong Kong—0.6%
222,000		ASM Pacific Technology Ltd.	3,167,231
		India—1.4%
19,022		ABB Power Products & Systems India Ltd.	5,363,664
396,302		Varun Beverages Ltd.	1,965,061
		TOTAL	7,328,725
		Ireland—1.7%
275,591		Bank of Ireland Group PLC	5,388,759
73,448		Smurfit WestRock PLC	3,421,734
		TOTAL	8,810,493
		Israel—0.4%
19,550	[1,2]	NICE Ltd., ADR	2,272,688
		Italy—6.1%
63,875	[3]	Avio SpA	2,652,631
38,722		Brunello Cucinelli SpA	3,753,295
45,443		Buzzi Unicem SPA	2,609,261
158,521		Davide Campari-Milano NV	1,188,433
317,042	[2]	Ermenegildo Zegna NV	3,573,063
163,805		FinecoBank Banca Fineco SPA	3,836,055
55,443		Finmeccanica SpA	3,716,559
126,817		Iveco Group NV	2,869,455
105,681		Lottomatica Group S.p.A.	2,549,788
37,483		Moncler SpA	2,577,111
20,396		Prysmian SpA	2,488,647
		TOTAL	31,814,298
		Japan—21.8%
224,100		Aisin Corp.	3,977,200
142,700		Asahi Group Holdings Ltd.	1,552,636
110,000		ASICS Corp.	3,366,031
190,300		Azbil Corp.	1,768,104
264,300		Chiba Bank Ltd.	3,928,428
110,000		Daiei Kankyo Co., Ltd.	2,712,051
120,500		Daifuku Co. Ltd.	4,967,161
327,700		Daiwa Securities Group, Inc.	3,443,481
10,500		Disco Corp.	5,042,984
52,900		Food & Life Companies Ltd.	3,407,634
24,800		Horiba Ltd.	3,331,102

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
148,000		IDEC Corp.	$ 3,126,728
105,700		IHI Corp.	2,898,402
110,000		Japan Airport Terminal Co. Ltd.	3,744,939
317,100		Japan Elevator Service Holdings Co. Ltd.	3,290,496
3,402		Japan Hotel REIT Investment Corp.	1,846,200
79,300		Kawasaki Heavy Industries Ltd.	9,226,160
169,100		Kohoku Kogyo Co., Ltd.	4,714,789
84,600		Kurita Water Industries Ltd.	4,706,338
119,500		Kusuri No Aoki Holdings Co. Ltd.	3,109,631
539,000		Nippon Paint Holdings Co. Ltd.	3,989,738
84,600		Nippon Sanso Holdings Corp.	3,236,701
111,000	[2]	Nitori Holdings Co., Ltd.	2,230,584
422,800		Pan Pacific International Holdings Corp.	2,816,114
100,400	[1]	PKSHA Technology, Inc.	2,168,060
321,200		Rohm Co. Ltd.	5,892,934
127,400	[1]	SBI Shinsei Bank Ltd.	1,529,890
94,100		Shimadzu Corp.	2,621,731
443,900		Simplex Holdings, Inc.	2,448,123
151,100		THK Co. Ltd.	5,461,109
150,000		Tokyo Tatemono Co. Ltd.	4,192,818
70,900		Toppan Holdings, Inc.	2,431,551
		TOTAL	113,179,848
		Kazakhstan—0.7%
41,216	[3]	NAC Kazatomprom JSC, GDR	3,387,164
		Macau—0.6%
1,961,200		MGM China Holdings Ltd.	3,133,512
		Mexico—0.6%
596,412		Prologis Property Mexico SA de CV	2,940,502
		Netherlands—4.1%
121,000		Aalberts N.V.	5,029,901
45,443		Akzo Nobel NV	3,206,451
4,227	[1]	Argenx SE, ADR	3,241,771
3,487		ASM International NV	2,933,900
153,237		CTP N.V.	3,254,960
23,249		Euronext NV	3,843,951
		TOTAL	21,510,934
		Norway—1.4%
264,202		Norsk Hydro ASA	2,453,779
165,919		Subsea 7 SA	4,795,864
		TOTAL	7,249,643
		Peru—0.5%
230,000		Hochschild Mining PLC	2,530,505
		Poland—1.8%
63,409		Diagnostyka SA	3,342,326
200,793		Powszechny Zaklad Ubezpieczen SA	3,792,307
387,496	[1]	Zabka Group SA	2,423,382
		TOTAL	9,558,015
		Portugal—0.8%
4,093,546		Banco Comercial Portugues SA	4,315,569
		Singapore—0.9%
1,479,600		Mapletree Logistics Trust	1,508,186

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—continued
3,333,500	[1]	NTT DC REIT	$ 3,315,426
		TOTAL	4,823,612
		South Africa—0.7%
34,506		Anglo American PLC	1,717,161
105,681		Clicks Group, Ltd.	2,115,067
		TOTAL	3,832,228
		South Korea—2.4%
47,557		Hana Financial Holdings	4,020,201
6,832		Hanwha Aerospace Co. Ltd.	5,672,140
8,000	[1]	LIG Nex1 Co. Ltd.	2,842,808
		TOTAL	12,535,149
		Spain—4.6%
412,114		Almirall SA	6,243,674
228,270		Bankinter S.A.	3,826,257
36,989		Cellnex Telecom, SA	1,403,331
110,965		Logista	4,230,039
280,054		Merlin Properties SOCIMI SA	4,952,831
174,373		Puig Brands SA	3,348,192
		TOTAL	24,004,324
		Sweden—1.6%
179,657		MilDef Group AB	2,600,729
125,309	[1]	Swedish Orphan Biovitrum AB	5,490,941
		TOTAL	8,091,670
		Switzerland—3.1%
100,080		Adecco Group AG	2,825,785
31,705	[1]	ASTA Energy Solutions AG	1,708,296
43,071		Dormakaba Holding AG	3,232,935
13,000		Inficon Holding AG	2,009,187
54,954	[1]	On Holding AG	2,554,262
20,169		Tecan AG	3,546,209
		TOTAL	15,876,674
		Thailand—0.4%
845,500		Central Pattana PCL, NVDR	1,901,772
		United Kingdom—10.8%
47,557		Ashtead Group PLC	3,423,340
59,000	[1,2,4]	AstraZeneca PLC, Rights	32,450
443,859		Baltic Classifieds Group PLC	1,110,680
296,751		Barratt Redrow PLC	1,467,539
591,811		Bridgepoint Group Ltd.	2,008,406
1,236,463		Centrica PLC	3,320,653
36,989		Cranswick PLC	2,706,527
48,000		Diploma PLC	3,670,431
253,885		Ferrari NV	3,080,612
93,000		IMI PLC	3,625,515
776,752		Marks & Spencer Group PLC	4,132,186
14,795		Next PLC	2,696,495
697,492		PageGroup PLC	1,762,211
591,082		Rentokil Initial PLC	3,639,833
211,362		Sage Group PLC/The	2,341,605
41,000		Spirax Group plc	4,364,819
73,977		TechnipFMC PLC	4,905,415

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
327,610		Travis Perkins PLC	$ 3,090,716
95,113		Weir Group PLC/The	4,518,160
		TOTAL	55,897,593
		United States—0.2%
27,000	[1]	Photronics, Inc.	1,010,610
		TOTAL COMMON STOCKS (IDENTIFIED COST $359,216,340)	498,498,705
		PREFERRED STOCKS—0.5%
		Germany—0.5%
58,673		Fuchs Petrolub SE, Preference (IDENTIFIED COST $3,040,262)	2,547,323
		EXCHANGE-TRADED FUND—0.3%
		China—0.3%
1,000,000		ChinaAMC Hang Seng Biotech ETF (IDENTIFIED COST $1,999,982)	1,940,533
		INVESTMENT COMPANY—4.5%
23,099,485		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[5] (IDENTIFIED COST $23,099,485)	23,099,485
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $387,356,069)	526,086,046
		OTHER ASSETS AND LIABILITIES - NET—(1.3%)[6]	(6,700,301)
		NET ASSETS—100%	$519,385,745
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2025	$21,297,836
Purchases at Cost	$89,775,830
Proceeds from Sales	$(87,974,181)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2026	$23,099,485
Shares Held as of 2/28/2026	23,099,485
Dividend Income	$217,288

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of February 28, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$4,170,793	$4,332,463

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2026, these restricted securities amounted to $6,039,795, which represented 1.2% of net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.

Additional information on restricted securities held at February 28, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Avio SpA	10/29/2025	$2,402,270	$2,652,631
NAC Kazatomprom JSC, GDR	1/22/2026	$3,091,348	$3,387,164
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$90,812,405	$406,643,240	$32,450	$497,488,095
Domestic	1,010,610	—	—	1,010,610
Preferred Stocks
International	—	2,547,323	—	2,547,323
Exchange-Traded Fund	—	1,940,533	—	1,940,533
Investment Company	23,099,485	—	—	23,099,485
TOTAL SECURITIES	$114,922,500	$411,131,096	$32,450	$526,086,046

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust